Fair Value (Fair Value Measurement and Assumptions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Impaired Loans	$ 14,306,000	$ 53,267,000
Non-financial assets:
Other real estate owned	57,344,000	30,519,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Charges to allowance for probable loan losses in connection with other real estate owned	170,000	30,000	$ 381,000
Adjustment to fair value in connection with other real estate owned	3,071,000	710,000	$ 2,351,000
Impaired commercial collateral dependent loans	14,306,000	53,267,000
Impaired commercial collateral dependent receivables appraisals to determine fair value within immediately preceding twelve months	10,911,000	18,585,000
Impaired collateral dependent commercial loans with internal evaluation completed within last twelve months	0	0
Measured on a non-recurring basis
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Change in net provision, impaired loans	356,000	2,138,000
Change in net provision, other real estate owned	3,071,000	710,000
Measured on a non-recurring basis | Significant Unobservable Inputs (Level 3)
Assets:
Impaired Loans	1,563,000	11,210,000
Non-financial assets:
Other real estate owned	38,871,000	2,000,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Impaired commercial collateral dependent loans	1,563,000	11,210,000
Measured on a non-recurring basis | Assets/liabilities measured at fair value
Assets:
Impaired Loans	1,563,000	11,210,000
Non-financial assets:
Other real estate owned	38,871,000	2,000,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Impaired commercial collateral dependent loans	$ 1,563,000	$ 11,210,000